Schedule of non-cash working capital (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Changes in Non-cash Working Capital

	2018	2017
Accounts receivable	$(221,158)	$(31,750)
Other receivable	(52,843)	-
Inventory and biological assets	(633,077)	(367,518)
Prepaid expenses and other assets	(136,129)	(43,228)
Accounts payable and accrued liabilities	1,676,027	669,742
Due to employee/ director	-	104,000
Interest payable	614,264	154,978
Deferred rent	6,344	24,912
Non-cash working capital	$1,253,428	$511,136